Schedule of Deferred Tax Assets and Liabilities (Details) ₪ in Thousands	12 Months Ended
Dec. 31, 2025 ILS (₪)
Notes and other explanatory information [abstract]
Balance of deferred tax asset, beginning balance	₪ 38,365
Changes recognized in biological assets	1,142
Changes recognized in carryforward tax losses	12,489
Other changes	(40)
Changes recognized in provision for ECL	5,488
Changes recognized in other receivables due to the tax authorities	(11,455)
Balance of deferred tax asset, ending balance	₪ 45,989